Supplemental Financial Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Supplemental Financial Information Abstract
Inventory	Inventories

in thousands	March 31, 2024	December 31, 2023
Raw materials	$7,023	$7,241
Work in progress	9,808	8,134

Inventories	$16,831	$15,375

Inventories

in thousands	December 31, 2023	December 31, 2022
Raw materials	$7,241	$2,622
Work in progress	8,134	1,520
Finished goods	—	—

Inventories	$15,375	$4,142

Schedule of Prepaid and Other Current Assets
Prepaid and Other Current Assets

in thousands	March 31, 2024	December 31, 2023
Deposits	$3,268	$4,347
Prepaid license and other prepaid expenses	1,349	1,991
Deferred contract costs	3,729	2,172
Other current assets	391	671

Prepaid and other current assets	$8,737	$9,181

Prepaid and Other Current Assets

in thousands	December 31, 2023	December 31, 2022
Deposits	$4,347	$379
Prepaid license and other prepaid expenses	1,991	3,589
Employee Retention Credit - Payroll Tax	—	4,283
Deferred contract costs	2,172	2,446
Other current assets	671	2,799

Prepaid and other current assets	$9,181	$13,496

Schedule of Major Classes of Property Plant and Equipment
Presented in the table below are the major classes of property, plant and equipment:

in thousands	March 31, 2024	December 31, 2023
Construction in progress	$6,870	$6,582
Computer and software	2,923	2,963
Leasehold improvements	12,353	12,328
Research equipment	8,366	8,486
Production equipment	20,636	20,756
Furniture and fixtures	548	548

Total property, plant and equipment	51,696	51,663
Less: accumulated depreciation	(25,913)	(24,811)

Property, plant and equipment, net	$25,783	$26,852

Property, Plant and Equipment, net

in thousands	December 31, 2023	December 31, 2022
Construction in progress	$6,582	$8,309
Computer and software	2,963	2,810
Leasehold improvements	12,328	10,390
Research equipment	8,486	9,042
Production equipment	20,756	14,100
Furniture and fixtures	548	565

Total property, plant and equipment	51,663	45,216
Less: accumulated depreciation	(24,811)	(20,945)

Property, plant and equipment, net	$26,852	$24,271

Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities

in thousands	March 31, 2024	December 31, 2023
Employee compensation and benefits	$1,840	$1,299
Construction in progress related accruals	204	340
Professional services	3,378	2,780
Accrued expenses	2,324	3,887
Accrued inventory purchases	2,757	4,647
Other miscellaneous	1,136	698

Accrued expenses and other current liabilities	$11,639	$13,651

Accrued Expenses and Other Current Liabilities

in thousands	December 31, 2023	December 31, 2022
Employee compensation and benefits	$1,299	$5,861
Construction in progress related accruals	340	2,692
Professional services	2,780	756
Accrued expenses	3,887	4,423
Accrued inventory purchases	4,647	2,848
Other miscellaneous	698	1,326

Accrued expenses and other current liabilities	$13,651	$17,906

Other Income (Expense), Net
Other Income (Expense), Net

	Year Ended December 31,
in thousands	2023	2022
Other income from research and development contracts	$1,622	$5,789
Miscellaneous income (expense)	496	(123)

Other income, net	$2,118	$5,666